Principal Accounting Policies - Summary of Restatements to Components of Income/(Loss) Before Tax and Income Tax Expense/(Benefit) for PRC and Non-PRC Continuing Operations (Details) - CNY (¥)
¥ in Thousands
		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income arising from PRC operations		¥ (158,671)	¥ (235,019)	¥ 28,133
Income arising from non-PRC operations		37,442	(17,466)	515,095
Income/(loss) before tax from continuing operations	[1]	(196,113)	(252,485)	543,228
Income tax expense relating to PRC operations		(6,037)	20,581	18,977
Income tax expense relating to non-PRC operations		(64,357)		96,606
Income tax expense	[1]	¥ (70,394)	¥ 20,581	¥ 115,583
Effective tax rate for PRC continuing operations		3.80%	(8.80%)	67.50%
Effective tax rate for the Group		35.90%	(8.20%)	21.30%
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income arising from PRC operations				¥ 28,133
Income arising from non-PRC operations				418,489
Income/(loss) before tax from continuing operations				446,622
Income tax expense relating to PRC operations				18,977
Income tax expense				¥ 18,977
Effective tax rate for PRC continuing operations				67.50%
Effective tax rate for the Group				4.20%
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income arising from non-PRC operations				¥ 96,606
Income/(loss) before tax from continuing operations				96,606
Income tax expense relating to non-PRC operations				96,606
Income tax expense				¥ 96,606
Effective tax rate for the Group				17.10%

[1]	The gain on disposal of available-for-sale debt investments, income before tax from continuing operations and the income tax expense for the year ended December 31, 2020 have been restated. Refer to Note 2(b) for further information.